UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Rivanna Capital, LLC

Address:   600 Peter Jefferson Parkway, Suite 370
           Charlottesville, VA  22911


Form 13F File Number: 28 - 11576


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Craig F. Colberg
Title:  Member
Phone:  434-220-0430

Signature,  Place,  and  Date  of  Signing:

/s/ Craig F. Colberg               Charlottesville, VA                10/26/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $   165,493.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------- ----------------- --------- -------- ------------------ ---------- -------- ----------------
                                                             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------- ----------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
AMERICAN CAPITAL AGENCY         COM               02503X105    6,796   238,876 SH       SOLE       N/A         0 SHARED    0
ANNALY MANAGEMENT               COM               35710409     9,393   517,807 SH       SOLE       N/A         0 SHARED    0
CHIQUITA BRANDS INTERNATIONAL   COM               170032106   10,461   647,330 SH       SOLE       N/A         0 SHARED    0
CASH AMERICA                    COM               G21909M10    8,355   277,039 SH       SOLE       N/A         0 SHARED    0
CORRECTIONS CORP AMERICA        COM               22025Y407   11,668   515,132 SH       SOLE       N/A         0 SHARED    0
DHT MARITIME                    COM               Y2065G105    8,975 2,387,051 SH       SOLE       N/A         0 SHARED    0
ENDO PHARMACEUTICALS HLDGS      COM               29264F205    6,826   301,657 SH       SOLE       N/A         0 SHARED    0
GENESIS LEASE LTD               COM               37183T107   13,753 1,536,656 SH       SOLE       N/A         0 SHARED    0
GASTAR                          COM               367299203    1,076   223,290 SH       SOLE       N/A         0 SHARED    0
IAMGOLD CORP.                   COM               450913108    7,213   510,140 SH       SOLE       N/A         0 SHARED    0
IBASIS INC                      COM               450732201      306   144,273 SH       SOLE       N/A         0 SHARED    0
KING PHARMACEUTICAL             COM               495582108    4,631   430,000 SH       SOLE       N/A         0 SHARED    0
L-3 COMMUNICATIONS HOLDINGS INC COM               502424104    9,855   122,698 SH       SOLE       N/A         0 SHARED    0
LINCARE HLDGS INC COM           COM               532791100    3,114    99,637 SH       SOLE       N/A         0 SHARED    0
MAIDENFORM BRANDS INC           COM               560305104    4,572   284,711 SH       SOLE       N/A         0 SHARED    0
NASH FINCH CO                   COM               631158102    9,523   348,317 SH       SOLE       N/A         0 SHARED    0
NICE SYSTEMS, LTD               COM               653656108    5,986   196,638 SH       SOLE       N/A         0 SHARED    0
PSYCHIATRIC SOLUTIONS           COM               740329107    8,246   308,160 SH       SOLE       N/A         0 SHARED    0
SANMINA CORP.                   COM               800907107    2,217   257,765 SH       SOLE       N/A         0 SHARED    0
SERVICE CORP INT'L              COM               783890106   10,694 1,525,495 SH       SOLE       N/A         0 SHARED    0
SMITH & WESSON HOLDINGS CO      COM               831756101    7,979 1,525,590 SH       SOLE       N/A         0 SHARED    0
SPARTAN STORES INC              COM               846822104    3,051   215,932 SH       SOLE       N/A         0 SHARED    0
TARGA RESOURCE PARTNERS         COM               87611X105    7,454   397,338 SH       SOLE       N/A         0 SHARED    0
USEC INC                        COM               90333E108    3,349   714,102 SH       SOLE       N/A         0 SHARED    0